Borrowings (Details) - Schedule of aggregate maturities of long-term borrowings	Dec. 31, 2022 USD ($)
Schedule Of Aggregate Maturities Of Long Term Borrowings Abstract
2023	$ 2,783,060
2024	539,954
2025	380,966
2026	100,129,028
Total: aggregate maturities of long-term borrowings	103,833,008
Less: carrying value of unamortized borrowings financing costs	(15,486,360)
Net maturities of long-term borrowings	88,346,648
Less: current portion of long-term borrowings	(2,783,060)
Long-term borrowings	$ 85,563,558